Summary of Significant Accounting Policies - Summary of Revenue by Major Customers by Reporting Segments (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Accounting Policies [Abstract]
Total operating revenue		¥ 1,248,914	$ 171,101	¥ 1,195,552	¥ 1,157,908
Channel cost		796,879		647,354	605,746
Advertising and marketing expense		36,566		31,148	31,026
Payroll of insurance consultants		58,617		92,035	100,263
Other segment items	[1]	356,286		354,461	454,613
Segment net income		¥ 566	$ 78	¥ 70,554	¥ (33,740)

[1]	Other segment items included in consolidated net income mainly are general and administrative expenses, research and development expenses, selling expenses excluding advertising and marketing expense, interest expenses and other, net which are reflected in the consolidated statements of comprehensive income/(loss).